Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax (Textual)
Corporate tax rates	23.00%	23.00%	24.00%
CollPlant Biotechnologies Ltd [Member]
Income Tax (Textual)
Net carry forward tax losses	$ 4,506
CollPlant Ltd [Member]
Income Tax (Textual)
Net carry forward tax losses	$ 50,309